Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial (gains) / losses
Benefit amounts recognized on equity	$ 114	$ (574)	$ (1,035)
Pension benefits
Employee benefits obligations
Current service cost	178	202	247
Past service cost	47	27	(197)
Settlements	2	7	3
Net interest cost	28	5	18
Benefit amounts recognized on profit and loss	255	241	71
Actuarial (gains) / losses
Effect of changes in demographic assumptions	4	1	(71)
Effect of changes in financial assumptions	188	(2,617)	(450)
Effect of experience adjustments	204	111	(214)
Actual return on plan assets	(272)	2,083	(294)
Effect of asset ceiling	(3)	3	5
Benefit amounts recognized on equity	121	(419)	(1,024)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	376	(178)	(953)
Other benefits
Employee benefits obligations
Current service cost	12	15	17
Past service cost		9	(1)
Net interest cost	20	12	8
Benefit amounts recognized on profit and loss	32	36	24
Actuarial (gains) / losses
Effect of changes in demographic assumptions	(8)	(9)	(8)
Effect of changes in financial assumptions	(7)	(138)	2
Effect of experience adjustments	8	(8)	(5)
Benefit amounts recognized on equity	(6)	(155)	(11)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	$ 25	$ (119)	$ 13